Dividends (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 301,771		$ 486,043
Cash dividend declared per common share (USD per share)	$ 0.4340		$ 0.7130
Dividend declared per preferred share (CAD per share)		$ 1.6440
Series A Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 6,194		$ 6,194
Dividend declared per preferred share (CAD per share)		$ 1.2905		$ 1.2905
Series D Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 5,091		$ 5,091
Dividend declared per preferred share (CAD per share)		$ 1.2728		$ 1.2728